Organization and Principal Activities (Details)	Feb. 18, 2022 $ / shares shares	Dec. 22, 2020 USD ($) shares	Jun. 30, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares	Oct. 25, 2023 CNY (¥)	Mar. 03, 2022 USD ($)	Dec. 21, 2020 $ / shares shares	Nov. 10, 2020 $ / shares shares	Oct. 13, 2015 USD ($)	Oct. 13, 2015 HKD ($)	Dec. 24, 2001 USD ($)	Nov. 18, 2000 CNY (¥)	Dec. 05, 1991 CNY (¥)
Organization and Principal Activities [Line Items]
Registered capital									$ 8,109,513	$ 63,254,200
Ordinary shares, shares issued			31,904,468	31,904,468
Ordinary shares par value (in Dollars per share) | $ / shares			$ 0.0005	$ 0.0005
Surrendered shares for cancellation							49,999
Preferred shares par value (in Dollars per share) | $ / shares			$ 0.0005	$ 0.0005
Preferred shares authorized			20,000,000	20,000,000
Ordinary shares authorized			80,000,000	80,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Total consideration (in Dollars) | $		$ 1,616,971
Yongjun Liu [Member]
Organization and Principal Activities [Line Items]
Ordinary shares, shares issued							15,933,000	50,000
Ordinary shares par value (in Dollars per share) | $ / shares							$ 0.0005	$ 1
Preferred shares par value (in Dollars per share) | $ / shares							$ 0.0005
Preferred shares authorized							20,000,000
Ordinary shares authorized							80,000,000
Existing shares [Member] | Yongjun Liu [Member]
Organization and Principal Activities [Line Items]
Preferred shares par value (in Dollars per share) | $ / shares							$ 1
Preferred shares authorized							2,000
Common Stock [Member]
Organization and Principal Activities [Line Items]
Ordinary shares, shares issued							2,640,000
Ordinary shares par value (in Dollars per share) | $ / shares							$ 0.0005
Share Issuance [Member]
Organization and Principal Activities [Line Items]
Ordinary shares, shares issued			18,575,000
Preferred shares authorized			20,000,000
Ordinary shares authorized			80,000,000
Preferred Stock [Member]
Organization and Principal Activities [Line Items]
Preferred stock, shares issued
Preferred stock, shares outstanding
IPO [Member]
Organization and Principal Activities [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares	$ 0.0005
Issued shares total	3,940,000	1,425,000
Kang Fu [Member]
Organization and Principal Activities [Line Items]
Registered capital | $						$ 50,602,400					$ 602,400
Ownership percentage			100.00%				100.00%		100.00%	100.00%
Huada [Member]
Organization and Principal Activities [Line Items]
Registered capital | ¥													¥ 51,390,000
Yada [Member]
Organization and Principal Activities [Line Items]
Registered capital | ¥												¥ 50,000,000
Hainan Ruiying technology Co., Ltd. (“Hainan Ruiying”) [Member]
Organization and Principal Activities [Line Items]
Ownership percentage					51.00%
Hainan [Member]
Organization and Principal Activities [Line Items]
Registered capital | ¥					¥ 10,000,000